Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Term borrowings	1,880,105,000		1,739,859,000
Loans, net of unearned income	16,230,166,000		15,389,074,000		16,708,582,000
Number of previously consolidated on-balance sheet consumer loan securitizations extinguished	3
Retail Real Estate Residential [Member]
Debt Instrument [Line Items]
Loans, net of unearned income	76,800,000		344,900,000
Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Debt instrument maturity date	Jan. 15, 2015
Debt instrument interest rate	5.05%
Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Debt instrument maturity date	Apr. 01, 2016
Debt instrument interest rate	5.65%
Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Debt instrument maturity date	Dec. 01, 2019
Debt instrument interest rate	2.95%
Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Debt instrument maturity date	Dec. 22, 2037
Debt instrument interest rate at period end	0.54%		0.54%
Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Debt instrument maturity date	Dec. 15, 2015
Debt instrument interest rate	5.375%
Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Debt instrument maturity date	Apr. 15, 2034
Debt instrument interest rate	6.30%
Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Debt instrument maturity date	Mar. 31, 2031
Debt instrument interest rate	9.50%
Debt Insturment Maturity Date - 10/26/26
Debt Instrument [Line Items]
Debt instrument maturity date	Oct. 26, 2026
Debt instrument interest rate at period end			0.30%
Debt Instrument Maturity Date - 9/25/29
Debt Instrument [Line Items]
Debt instrument maturity date	Sep. 25, 2029
Debt instrument interest rate at period end			0.30%
Debt Instrument Maturity Date - 9/1/32
Debt Instrument [Line Items]
Debt instrument maturity date	Sep. 01, 2032
Debt instrument interest rate at period end			6.45%
Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Debt instrument maturity date	Oct. 25, 2034
Debt instrument interest rate at period end	0.33%		0.33%
Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date	Oct. 25, 2018
Debt instrument interest rate at period end	4.97%
Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date	Feb. 01, 2033
Debt instrument interest rate	4.97%
Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Debt instrument maturity date	Aug. 08, 2036
Debt instrument interest rate	2.38%
Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument weighted average interest rate			2.41%
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Term borrowings	304,525,000	[1],[2]	317,714,000	[1],[2]
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Term borrowings	264,667,000	[1],[2]	276,273,000	[1],[2]
First Tennessee Bank National Association [Member] | Senior capital notes | Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Term borrowings	398,011,000	[1]	0
First Tennessee Bank National Association [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Term borrowings	62,562,000	[3]	60,223,000	[3]
First Tennessee Bank National Association [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Term borrowings	0		2,390,000	[4]
First Horizon National Corporation | Subordinated Debt | Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Term borrowings	212,474,000	[1]	192,014,000	[1]
First Horizon National Corporation | Senior capital notes | Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Term borrowings	508,358,000	[1]	516,584,000	[1]
FT Real Estate Securities Company, Inc. [Member] | Cumulative Preferred | Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Term borrowings	45,896,000	[2]	45,828,000	[2]
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/26/26
Debt Instrument [Line Items]
Term borrowings	0	[5],[6]	98,631,000	[5],[6]
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 9/25/29
Debt Instrument [Line Items]
Term borrowings	0	[5],[6]	122,562,000	[5],[6]
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 9/1/32
Debt Instrument [Line Items]
Term borrowings	0	[5],[6]	8,783,000	[5],[6]
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Term borrowings	65,612,000	[5]	80,857,000	[5]
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Term borrowings	7,301,000		7,301,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Term borrowings	8,000,000		8,000,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Term borrowings	2,699,000		2,699,000
Minimum [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument, interest rates with remaining terms			1 year
Maximum [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument, interest rates with remaining terms			16 years

[1]	Changes in the fair value of debt attributable to interest rate risk is hedged. Refer to Note 23 – Derivatives.
[2]	A portion qualifies for total capital under the risk-based capital guidelines.
[3]	Secured by trust preferred loans.
[4]

The Federal Home Loan Bank borrowings were issued with fixed interest rates and had remaining terms of 1 to 16 years at December, 31 2013. These borrowings had weighted average interest rate of 2.41 percent on December 31, 2013.

[5]	On December 31, 2014 and 2013, borrowings secured by $76.8 million and $344.9 million, respectively, of residential real estate loans.
[6]	In 2014, FHN resolved three previously consolidated on-balance sheet consumer loan securitizations and the collateralized borrowings were extinguished.